Related party transactions - Significant Transactions (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties
Revenue	¥ 2,315,220,000	¥ 1,734,227,000	¥ 1,007,155,000
Ping An Group and its subsidiaries [Member]
Disclosure of transactions between related parties
Revenue	2,315,220,000	1,730,038,000	998,749,000
Revenue from lending services charged directly to borrowers	0	5,290,568	10,479,256
Purchase of services	1,534,302,000	1,285,595,000	758,505,000
Net gain on disposal of property and equipment and intangible asset			13,321,000
Net gain from wealth management products issued by related parties	26,249,000	8,704,000	36,732,000
Net (loss)/gain on derivatives	(169,545,000)	(281,691,000)	(244,000)
Investment income from loan to related party			417,000
Interest income on bank deposits	12,037,000	28,129,000	77,824,000
Leasing payment	19,849,000	19,991,000	19,623,000
Interest expenses	15,914,000	32,575,000	82,475,000
Third party lenders of subsidiary of Ping An Group
Disclosure of transactions between related parties
Revenue	0	3,230,878	14,495,191
Ping An Technology (Shenzhen) Co., Ltd
Disclosure of transactions between related parties
Revenue	¥ 8,308,537	6,546,653	4,240,432
Puhui Lixin
Disclosure of transactions between related parties
Revenue		¥ 4,189,000	¥ 8,406,000